Noninterest income (Tables)	6 Months Ended
Sep. 30, 2023
Summary of Noninterest Income
Details of Noninterest income for the six months ended September 30, 2022 and 2023 are as follows:

	Six months ended September 30,
	2022	2023

	(in millions of yen)
Fee and commission income:
Securities-related business (1)	74,804	116,989
Deposits-related business (1)	7,769	7,709
Lending-related business (2)(4)	79,811	111,688
Remittance business (1)	52,410	51,688
Asset management business (1)	55,508	56,435
Trust-related business (1)	57,395	62,172
Agency business (1)	18,399	18,615
Guarantee-related business (3)	20,680	20,866
Fees for other customer services (1)	81,968	77,835

Total Fee and commission income	448,744	523,998

Foreign exchange gains (losses)—net (3)	128,897	22,548
Trading account gains (losses)—net (2)	(851,080)	(257,638)
Investment gains (losses)—net:
Debt securities (3)	8,057	4,403
Equity securities (3)	(113,461)	490,375
Equity in earnings (losses) of equity method investees—net (3)	(5,003)	46,741
Gains on disposal of premises and equipment (3)	1,811	8,261
Other noninterest income (2) (5)	168,254	152,903

Total	(213,781)	991,591

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.